Intangible and goodwill, net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Movement of Intangible Assets and Cumulative Amortization
The movement of intangible assets and amortization for the years ended December 31, 2023, 2022 and 2021, is as follows:

	2023								2022	2021
Description	Software	Software development	Relationship with clients	Brand	Database	Other intangible	Goodwill (b and c)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	1,305,807	206,420	110,042	82,546	97,016	227,580	669,075	2,698,486	1,908,144	1,748,222
Acquisition of Izipay, Note 1(d)	—	—	—	—	—	—	—	—	569,850	—
Additions	189,444	85,575	—	—	—	5,369	—	280,388	227,270	170,528
Transfers	105,019	(104,979)	—	—	—	(40)	—	—	—	—
Disposals and write-offs, Note 21(a)	—	—	—	—	—	(3,842)	—	(3,842)	(6,778)	(10,606)

Balance as of December 31	1,600,270	187,016	110,042	82,546	97,016	229,067	669,075	2,975,032	2,698,486	1,908,144

Amortization
Balance as of January 1	(942,142)	—	(8,253)	—	(7,276)	(107,613)	—	(1,065,284)	(863,395)	(705,637)
Amortization of the year	(183,981)	—	(11,004)	—	(9,702)	(18,328)	—	(223,015)	(202,401)	(157,758)
Disposals and write-offs	—	—	—	—	—	387	—	387	512	—

Balance as of December 31	(1,126,123)	—	(19,257)	—	(16,978)	(125,554)	—	(1,287,912)	(1,065,284)	(863,395)

Net book value	474,147	187,016	90,785	82,546	80,038	103,513	669,075	1,687,120	1,633,202	1,044,749

Management assesses periodically the amortization method used with the purpose of ensuring that it is consistent with the economic benefit of the intangible assets. In Management’s opinion, there is no evidence of impairment in the Group’s intangible assets as of December 31, 2023, 2022 and 2021.